Federated Hermes Short-Term Income Fund
Portfolio of Investments
January 31, 2024 (unaudited)
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—45.9%
	Auto Receivables—28.9%
$ 2,143,000	Ally Auto Receivables Trust 2023-1, Class C, 5.960%, 3/15/2029	$ 2,169,213
1,500,000	Ally Auto Receivables Trust 2023-1, Class D, 6.740%, 4/15/2034	1,522,073
5,102,500	Ally Auto Receivables Trust 2023-A, Class D, 7.330%, 1/17/2034	5,222,025
3,000,000	AmeriCredit Automobile Receivables Trust 2020-1, Class D, 1.800%, 12/18/2025	2,945,138
2,000,000	AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	1,947,570
1,760,000	AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	1,701,055
2,000,000	AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	1,893,610
2,025,000	AmeriCredit Automobile Receivables Trust 2021-1, Class C, 0.890%, 10/19/2026	1,941,005
5,100,000	AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	4,787,577
4,500,000	AmeriCredit Automobile Receivables Trust 2021-2, Class C, 1.010%, 1/19/2027	4,232,351
3,635,000	AmeriCredit Automobile Receivables Trust 2022-2, Class C, 5.320%, 4/18/2028	3,639,465
5,500,000	AmeriCredit Automobile Receivables Trust 2023-2, Class C, 6.000%, 7/18/2029	5,654,717
5,750,000	Canadian Pacer Auto Receivable 2021-1A, Class C, 1.460%, 12/20/2027	5,384,606
7,250,000	CarMax Auto Owner Trust 2022-1, Class C, 2.200%, 11/15/2027	6,710,845
6,000,000	CarMax Auto Owner Trust 2022-1, Class D, 2.470%, 7/17/2028	5,550,414
2,000,000	CarMax Auto Owner Trust 2024-1, Class B, 5.170%, 8/15/2029	2,020,128
1,000,000	CarMax Auto Owner Trust 2024-1, Class C, 5.470%, 8/15/2029	1,012,856
1,000,000	CarMax Auto Owner Trust 2024-1, Class D, 6.000%, 7/15/2030	1,010,246
476,308	Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	469,002
763,702	Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	745,822
208,282	Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	204,434
1,163,371	Chase Auto Credit Linked Notes 2021-3, Class D, 1.009%, 2/26/2029	1,126,153
1,000,000	Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/15/2032	987,876
1,000,000	Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/15/2032	983,738
1,950,000	Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,882,990
2,000,000	Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	1,897,599
1,250,000	Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	1,245,115
1,000,000	Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	995,904
2,000,000	Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	1,987,128
1,350,000	Chesapeake Funding II LLC 2023-2A, Class B, 5.970%, 10/15/2035	1,368,351
2,000,000	Chesapeake Funding II LLC 2023-2A, Class C, 6.150%, 10/15/2035	2,027,132
2,705,895	Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	2,687,461
557,378	Drive Auto Receivables Trust 2021-1, Class C, 1.020%, 6/15/2027	555,167
1,295,246	Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	1,301,720
3,084,347	Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	3,092,315
4,500,000	Enterprise Fleet Financing LLC 2023-2, Class A3, 5.500%, 4/22/2030	4,516,165
8,000,000	Enterprise Fleet Financing LLC 2023-3, Class A2, 144A 6.400%, 3/20/2030	8,191,934
5,650,000	Enterprise Fleet Financing LLC 2024-1, Class A3, 6.440%, 9/20/2030	5,678,601
3,500,000	Ford Credit Auto Lease Trust 2023-A, Class C, 5.540%, 12/15/2026	3,486,352
5,000,000	Ford Credit Auto Lease Trust 2023-B, Class D, 7.470%, 6/15/2028	5,173,292
3,000,000	Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	2,873,615
5,000,000	Ford Credit Auto Owner Trust 2022-C, Class B, 5.030%, 2/15/2028	5,014,084
2,500,000	Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,516,892
5,000,000	Ford Credit Auto Owner Trust 2023-A, Class C, 5.510%, 9/15/2030	5,016,521
3,000,000	Ford Credit Auto Owner Trust/Ford Credit 2020-2, Class C, 1.740%, 4/15/2033	2,799,149

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 6,000,000	Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class C, 5.580%, 8/15/2035	$ 5,894,829
2,500,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class D, 6.600%, 2/15/2036	2,574,847
8,500,000	Ford Credit Floorplan Master O 2023-1, Class B, 5.310%, 5/15/2028	8,414,906
7,500,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class C, 5.750%, 5/15/2028	7,408,287
8,700,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class D, 6.620%, 5/15/2028	8,601,513
1,000,000	GECU Auto Receivables Trust 2023-1A, Class C, 6.330%, 4/15/2030	1,007,340
2,800,000	GECU Auto Receivables Trust 2023-1A, Class D, 7.200%, 11/17/2031	2,819,627
3,804,000	General Motors 2019-2, Class C, 3.300%, 4/15/2026	3,784,688
5,000,000	GM Financial Revolving Receivables 2023-1, Class C, 5.900%, 4/11/2035	4,991,040
2,000,000	GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	1,961,327
1,750,000	GM Financial Securitized Term 2020-3, Class C, 1.370%, 1/16/2026	1,715,313
1,100,000	GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,080,282
4,000,000	GM Financial Securitized Term 2021-4, Class B, 1.250%, 10/18/2027	3,716,915
5,000,000	GM Financial Securitized Term 2021-4, Class C, 1.370%, 3/16/2028	4,607,507
4,000,000	GM Financial Securitized Term 2022-1, Class B, 1.790%, 4/17/2028	3,749,153
4,800,000	GM Financial Securitized Term 2022-1, Class C, 1.940%, 4/17/2028	4,477,189
3,000,000	GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	3,026,627
3,250,000	GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	3,279,046
1,250,000	GM Financial Securitized Term 2024-1, Class B, 5.600%, 8/16/2029	1,260,668
3,750,000	GM Financial Securitized Term Auto Receivables Trust 2022-3, Class C, 5.210%, 12/18/2028	3,764,161
5,000,000	Hyundai Auto Lease Securitization Trust 2024 - B, Class B, 6.070%, 5/15/2028	5,020,323
2,000,000	Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	1,953,135
5,000,000	Hyundai Auto Receivables Trust 2021-B, Class C, 1.120%, 2/15/2028	4,639,853
2,000,000	Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	2,002,230
10,000,000	NextGear Floorplan Master Owner Trust 2021-1A, Class A, 0.850%, 7/15/2026	9,779,620
3,800,000	Nissan Auto Lease Trust 2022-A, Class A4, 3.870%, 7/15/2027	3,766,933
2,525,000	Nissan Auto Lease Trust 2023-A, Class A4, 4.800%, 7/15/2027	2,512,014
700,000	PenFed Auto Receivables Owner Trust 2022-A, Class B, 4.600%, 12/15/2028	691,048
800,000	PenFed Auto Receivables Owner Trust 2022-A, Class D, 5.850%, 6/17/2030	796,631
829,746	Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	809,686
292,851	Santander Bank Auto Credit-Linked Notes 2021-1A, Class C, 3.268%, 12/15/2031	286,772
1,523,548	Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	1,512,121
495,473	Santander Bank Auto Credit-Linked Notes 2022-B, Class C, 5.916%, 8/16/2032	491,726
825,788	Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	818,026
578,051	Santander Bank Auto Credit-Linked Notes 2022-B, Class E, 8.681%, 8/16/2032	572,454
677,417	Santander Bank Auto Credit-Linked Notes 2023-A, Class E, 10.068%, 6/15/2033	678,552
2,000,000	Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	1,958,221
3,750,000	Santander Consumer Auto Receivables Trust 2021-AA, Class B, 0.710%, 8/17/2026	3,583,525
540,000	Santander Consumer Auto Receivables Trust 2021-AA, Class C, 1.030%, 11/16/2026	510,399
1,066,560	Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	1,054,378
2,092,806	Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	2,048,437
10,000,000	Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	9,600,480
2,500,000	Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	2,469,221
3,000,000	Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	2,976,691
1,850,000	Santander Drive Auto Receivables Trust 2024-1, Class C, 5.450%, 3/15/2030	1,870,287
5,000,000	Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	4,928,942
6,400,000	Santander Retail Auto Lease Trust 2021-B, Class C, 1.100%, 6/20/2025	6,343,728
14,000,000	Santander Retail Auto Lease Trust 2021-B, Class D, 1.410%, 11/20/2025	13,821,845
13,000,000	Santander Retail Auto Lease Trust 2021-C, Class D, 1.390%, 8/20/2026	12,718,809
2,000,000	SFS Auto Receivables Securitization Trust 2024-1A, Class C, 5.510%, 1/20/2032	2,019,616

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 1,711,684		Tesla Auto Lease Trust 2021-A, Class E, 2.640%, 3/20/2025	$ 1,711,337
6,220,000		Tesla Auto Lease Trust 2021-B, Class D, 1.320%, 9/22/2025	6,068,964
4,000,000		Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	4,036,419
5,700,000		Tesla Auto Lease Trust 2023-B, Class B, 6.570%, 8/20/2027	5,823,850
5,000,000		Toyota Lease Owner Trust 2023-A, Class A4, 5.050%, 8/20/2027	4,991,641
3,023,012		U.S. Bank National Association 2023-1, Class B, 6.789%, 8/25/2032	3,035,068
3,000,000		World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	2,893,763
1,800,000		World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	1,690,821
1,500,000		World Omni Auto Receivables Trust 2021-B, Class C, 1.290%, 12/15/2027	1,408,008
1,750,000		World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	1,626,981
1,375,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	1,277,863
7,110,000		World Omni Auto Receivables Trust 2021-D, Class C, 1.720%, 6/15/2028	6,656,371
722,059		World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	718,830
3,750,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	3,651,582
3,500,000		World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	3,270,532
2,550,000		World Omni Select Auto Trust 2021-A, Class D, 1.440%, 11/15/2027	2,375,328
		TOTAL	359,777,732
		Credit Card—5.3%
5,000,000	[1]	Barclays Dryrock Issuance Trust 2023-2 A, Class A, 6.246% (30-DAY AVERAGE SOFR +0.090%), 8/15/2028	5,007,502
6,000,000		Cards II Trust 2021-1A, Class B, 0.931%, 4/15/2027	5,932,879
1,500,000		Citibank Credit Card Issuance Trust 2023-A1, Class A1, 5.240%, 12/8/2027	1,515,693
6,000,000		Evergreen Credit Card Trust 2022-CRT1, Class C, 6.190%, 7/15/2026	5,962,715
2,500,000		Evergreen Credit Card Trust Series 2023-CRT3, Class C, 7.310%, 2/16/2027	2,502,944
4,600,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	4,624,301
7,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	6,351,692
3,000,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	2,708,235
3,290,000		Golden Credit Card Trust 2021-1A, Class C, 2.660%, 1/15/2029	2,991,016
2,450,000		Master Credit Card Trust 2021-1A, Class B, 0.790%, 11/21/2025	2,410,833
2,349,000		Master Credit Card Trust 2022-1A, Class B, 1.970%, 7/21/2026	2,268,958
1,361,000		Master Credit Card Trust 2022-1A, Class C, 2.270%, 7/21/2026	1,301,256
2,000,000		Master Credit Card Trust 2023-1A, Class C, 5.870%, 6/21/2027	1,977,962
1,350,000		Master Credit Card Trust 2023-2A, Class B, 6.260%, 1/21/2027	1,360,625
2,622,000		Master Credit Card Trust 2023-2A, Class C, 6.890%, 1/21/2027	2,638,723
1,000,000		Master Credit Card Trust 2023-3A, Class B, 6.300%, 10/21/2030	1,040,652
2,000,000		Master Credit Card Trust 2023-3A, Class C, 7.080%, 10/21/2030	2,075,432
1,250,000		Master Credit Card Trust 2024-1A, Class B, 5.530%, 1/21/2028	1,254,488
1,750,000		Master Credit Card Trust 2024-1A, Class C, 6.020%, 1/21/2028	1,756,202
3,000,000		Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	2,936,466
2,000,000		Trillium Credit Card Trust II 2023-3A, Class B, 7.200%, 8/28/2028	2,021,542
2,000,000		Trillium Credit Card Trust II 2023-3A, Class C, 6.937%, 8/28/2028	2,018,532
1,870,000		Trillium Credit Card Trust II 2024-1A, Class B, 5.527%, 12/27/2028	1,873,224
1,000,000		Trillium Credit Card Trust II 2024-1A, Class C, 6.016%, 12/27/2028	1,001,719
		TOTAL	65,533,591
		Equipment Lease—6.1%
3,325,000		CNH Equipment Trust 2021-B, Class B, 0.900%, 1/16/2029	3,101,231
1,970,000		Daimler Trucks Retail Trust 2022-1, Class A4, 5.390%, 1/15/2030	1,947,797
1,250,000		Dell Equipment Finance Trust 2022-2, Class C, 4.740%, 7/22/2027	1,222,378
2,000,000		Dell Equipment Finance Trust 2022-2, Class D, 5.720%, 1/24/2028	1,955,175
1,500,000		Dell Equipment Finance Trust 2023-1, Class D, 6.800%, 3/22/2029	1,505,115
5,000,000		Dell Equipment Finance Trust 2023-2, Class D, 6.740%, 7/23/2029	5,027,150

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$ 4,153,000		Dell Equipment Finance Trust 2023-3, Class B, 6.480%, 4/23/2029	$ 4,225,331
2,000,000		Dell Equipment Finance Trust 2023-3, Class C, 6.770%, 4/23/2029	2,034,898
1,500,000		Dell Equipment Finance Trust 2023-3, Class D, 7.450%, 10/22/2029	1,524,213
4,000,000		DLLAD LLC 2023-1A, Class A3, 4.790%, 1/20/2028	3,981,328
2,200,000		DLLST LLC 2024-1A, Class A3, 5.050%, 8/20/2027	2,202,799
4,650,000		Great America Leasing Receivables 2021-1, Class C, 0.920%, 12/15/2027	4,456,775
8,500,000		Great America Leasing Receivables 2021-2, Class B, 1.310%, 9/15/2027	7,831,923
8,000,000		Great America Leasing Receivables 2021-2, Class C, 1.560%, 9/15/2028	7,304,577
2,800,000		HPEFS Equipment Trust 2021-2A, Class D, 1.290%, 3/20/2029	2,729,937
3,850,000		HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	3,745,291
3,600,000		HPEFS Equipment Trust 2022-1A, Class D, 2.400%, 11/20/2029	3,415,408
1,000,000		HPEFS Equipment Trust 2022-3A, Class C, 6.130%, 8/20/2029	1,005,760
3,500,000		HPEFS Equipment Trust 2023-2A, Class D, 7.180%, 7/21/2031	3,579,263
3,000,000		HPEFS Equipment Trust 2024-1A, Class D, 5.820%, 12/22/2031	3,010,498
4,000,000		John Deere Owner Trust 2022-C, Class A4, 5.200%, 9/17/2029	4,027,927
3,700,000		Kubota Credit Owner Trust 2023-1A, Class A3, 5.020%, 6/15/2027	3,707,488
2,375,000		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	2,389,659
		TOTAL	75,931,921
		Home Equity Loan—0.0%
5,709	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 5.927% (CME Term SOFR 1 Month +0.594%), 1/15/2028	4,703
2,069,120		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	95,313
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	100,016
		Other—4.0%
3,120,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	3,122,405
1,525,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	1,526,351
2,000,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	1,983,161
2,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/15/2026	2,437,150
7,200,000		PFS Financing Corp. 2023-A, Class B, 6.330%, 3/15/2028	7,283,654
7,450,000		PFS Financing Corp. 2023-B, Class B, 5.710%, 5/15/2028	7,421,601
4,250,000		PFS Financing Corp. 2023-C, Class B, 5.910%, 10/16/2028	4,291,746
3,500,000		PFS Financing Corp. 2024-B, Class B, 5.290%, 2/15/2029	3,504,829
951,271		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	914,917
1,512,934		Sofi Consumer Loan Program Trust 2021-1, Class B, 1.300%, 9/25/2030	1,506,001
2,370,000		Verizon Master Trust 2023-2, Class C, 5.380%, 4/13/2028	2,376,856
4,880,000		Verizon Master Trust 2023-5, Class C, 6.460%, 9/8/2028	4,979,871
8,000,000		Verizon Master Trust 2024-1, Class C, 5.530%, 12/20/2028	8,061,840
		TOTAL	49,410,382
		Student Loans—1.6%
638,194	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 6.139% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	634,224
2,524,823		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	2,379,695
2,030,648		Navient Student Loan Trust 2020-GA, Class A, 144A 1.170%, 9/16/2069	1,837,785
1,345,104		Navient Student Loan Trust 2020-HA, Class A, 144A 1.310%, 1/15/2069	1,235,057
5,327,357		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	4,673,295
9,774,765	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 6.141% (CME Term SOFR 1 Month +0.804%), 4/20/2062	9,673,284
136,447		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	136,427
		TOTAL	20,569,767
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $584,172,080)	571,323,409

Principal Amount or Shares			Value
		CORPORATE BONDS—42.3%
		Basic Industry - Metals & Mining—0.4%
$ 5,000,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	$ 4,648,571
		Capital Goods - Aerospace & Defense—0.2%
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,228,246
		Capital Goods - Construction Machinery—0.8%
2,825,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	2,577,855
2,200,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	2,072,810
2,940,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	2,916,539
2,105,000	[1]	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 5.545% (SOFR +0.200%), 10/11/2024	2,104,713
		TOTAL	9,671,917
		Capital Goods - Diversified Manufacturing—0.8%
775,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	732,873
3,500,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.650%, 6/15/2024	3,474,336
1,820,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.000%, 9/15/2025	1,708,877
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	2,331,714
1,585,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	1,540,980
		TOTAL	9,788,780
		Communications - Cable & Satellite—0.2%
2,180,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.150%, 11/10/2026	2,227,395
		Communications - Media & Entertainment—0.3%
3,770,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	3,770,697
		Communications - Telecom Wireless—0.6%
4,050,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	4,032,740
4,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.950%, 3/15/2028	4,033,824
		TOTAL	8,066,564
		Communications - Telecom Wirelines—0.2%
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 5.539%, 2/20/2026	3,001,119
		Consumer Cyclical - Automotive—5.0%
2,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.550%, 7/12/2024	1,956,786
4,545,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.750%, 8/9/2024	4,439,646
6,000,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 6.104% (SOFR +0.750%), 12/13/2024	6,004,505
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	5,198,733
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	5,114,006
2,125,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	2,072,206
5,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.965% (SOFR +0.620%), 10/15/2024	4,998,005
5,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.399% (SOFR +1.040%), 2/26/2027	4,954,579
4,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	4,032,932
9,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.950%, 9/21/2026	9,180,722
4,285,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 0.750%, 3/1/2024	4,268,058
2,500,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.950%, 9/15/2026	2,584,943
4,250,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	3,895,956
4,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.650%, 1/5/2029	4,018,153
		TOTAL	62,719,230
		Consumer Cyclical - Retailers—0.1%
1,320,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,318,757
		Consumer Non-Cyclical - Food/Beverage—0.8%
1,500,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	1,363,062
1,750,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	1,758,609
800,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.000%, 2/2/2026	799,281
4,190,000		JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	4,054,029

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$ 1,460,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 0.750%, 3/15/2024	$ 1,451,725
		TOTAL	9,426,706
		Consumer Non-Cyclical - Health Care—1.0%
2,680,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	2,689,554
1,665,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,685,116
1,840,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	1,859,020
6,640,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	6,444,451
		TOTAL	12,678,141
		Consumer Non-Cyclical - Pharmaceuticals—1.1%
2,690,000		Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	2,690,511
1,710,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.125%, 11/21/2026	1,736,297
3,845,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	3,800,196
2,370,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	2,364,208
2,790,000		Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	2,617,383
		TOTAL	13,208,595
		Consumer Non-Cyclical - Tobacco—1.3%
5,600,000		BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	5,220,245
2,500,000		BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	2,596,550
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	4,012,800
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	4,034,382
		TOTAL	15,863,977
		Energy - Integrated—0.4%
4,740,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	4,649,425
		Energy - Midstream—0.8%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,422,227
3,180,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	3,294,870
2,500,000		ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	2,581,728
2,000,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	2,090,745
		TOTAL	9,389,570
		Energy - Refining—1.1%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	7,946,223
6,085,000	[3]	Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	6,048,713
		TOTAL	13,994,936
		Financial Institution - Banking—13.6%
6,000,000		American Express Co., Sr. Unsecd. Note, 6.338%, 10/30/2026	6,125,407
1,700,000	[1]	ANZ New Zealand National (Int’l) Ltd., Sr. Unsecd. Note, 144A, 5.959% (SOFR +0.600%), 2/18/2025	1,701,514
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,596,599
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	1,495,965
3,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	3,721,821
2,500,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series J, 5.545% (SOFR +0.200%), 10/25/2024	2,494,891
5,000,000	[1]	Bank of New Zealand (BNZ), Sr. Unsecd. Note, 144A, 6.155% (SOFR +0.810%), 1/27/2027	4,997,047
6,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 0.650%, 7/31/2024	5,861,580
5,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 5.765% (SOFR +0.420%), 10/18/2024	5,000,813
4,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 5.468%, 2/1/2029	4,008,328
6,000,000		Citibank NA, Sr. Unsecd. Note, Series BKNT, 5.488%, 12/4/2026	6,115,858
2,900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,884,496
3,670,000		Citigroup, Inc., Sr. Unsecd. Note, 5.610%, 9/29/2026	3,699,632
1,155,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 6.039% (SOFR +0.694%), 1/25/2026	1,152,899
3,000,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, 6.064%, 10/24/2025	2,991,549
2,260,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	2,276,488

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 3,675,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	$ 3,665,157
6,835,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 5.745% (SOFR +0.400%), 7/7/2025	6,821,451
3,110,000		Deutsche Bank AG New York, 6.119%, 7/14/2026	3,133,482
1,430,000		Fifth Third Bancorp, Sr. Unsecd. Note, 6.339%, 7/27/2029	1,489,412
1,990,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	1,973,052
4,090,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.265% (SOFR +0.920%), 10/21/2027	4,046,804
3,750,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.479% (SOFR +1.120%), 2/24/2028	3,738,407
7,835,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	7,210,329
2,145,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.645%, 4/18/2026	2,046,656
3,000,000		Huntington National Bank, Sr. Unsecd. Note, 5.699%, 11/18/2025	2,984,469
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.040%, 1/23/2028	5,022,532
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.954% (SOFR +0.600%), 12/10/2025	4,998,675
2,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.118% (SOFR +0.765%), 9/22/2027	2,489,174
3,820,000	[1]	M&T Bank Corp., Sr. Unsecd. Note, 7.413% (SOFR +2.800%), 10/30/2029	4,118,431
2,855,000		Morgan Stanley, Sr. Unsecd. Note, 5.173%, 1/16/2030	2,880,474
705,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	681,181
855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	843,323
5,000,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series FXD, 0.750%, 8/6/2024	4,876,112
4,430,000		NatWest Markets PLC, Sr. Unsecd. Note, 144A, 0.800%, 8/12/2024	4,322,457
6,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 6.112% (SOFR +0.760%), 9/29/2026	5,938,989
2,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.758%, 1/26/2027	1,988,503
1,090,000	[3]	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.300%, 1/21/2028	1,099,996
1,605,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	1,639,138
3,260,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	3,131,598
3,000,000		Royal Bank of Canada, Sr. Unsecd. Note, 5.660%, 10/25/2024	3,007,697
4,000,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	3,927,608
1,180,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.873%, 1/26/2029	1,167,030
2,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.435%, 1/24/2030	2,017,751
4,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	4,075,869
2,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	2,160,523
3,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 0.700%, 8/9/2024	2,925,626
6,000,000		US Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	6,150,715
3,635,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.198%, 1/23/2030	3,664,385
2,500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 0.805%, 5/19/2025	2,461,761
		TOTAL	169,823,654
		Financial Institution - Finance Companies—1.6%
7,077,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 144A, 6.450%, 4/15/2027	7,326,644
4,000,000		Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	3,980,300
4,570,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	4,720,370
2,060,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	2,135,329
1,770,000		NTT Finance Corp., Sr. Unsecd. Note, 144A, 4.239%, 7/25/2025	1,753,648
		TOTAL	19,916,291
		Financial Institution - Insurance - Health—0.2%
2,760,000		The Cigna Group, Sr. Unsecd. Note, 0.613%, 3/15/2024	2,744,134
		Financial Institution - Insurance - Life—2.5%
5,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	5,023,153
1,910,000		CoreBridge Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	1,873,486
4,000,000		MassMutual Global Funding II, Sr. Unsecd. Note, 144A, 4.850%, 1/17/2029	4,024,148
4,000,000	[3]	Met Life Global Funding I, Sr. Secd. Note, 144A, 4.850%, 1/8/2029	4,019,807
1,460,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	1,436,836

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$ 5,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 5.675% (SOFR +0.330%), 1/14/2025	$ 4,996,996
4,000,000		Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 4.900%, 4/4/2028	3,998,353
2,855,000		PRICOA Global Funding I, Sr. Secd. Note, 144A, 5.550%, 8/28/2026	2,915,554
3,000,000	[1]	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 5.739% (SOFR +0.380%), 8/23/2024	2,999,594
		TOTAL	31,287,927
		Financial Institution - Insurance - P&C—0.1%
1,000,000	[1]	HSB Group, Inc., Co. Guarantee, Series B, 6.488% (CME Term SOFR 3 Month +1.171%), 7/15/2027	925,445
		Technology—1.3%
6,135,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	6,284,859
2,500,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.000%, 7/15/2024	2,481,468
2,985,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.850%, 7/15/2025	3,017,339
2,500,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.500%, 7/15/2025	2,486,712
1,975,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	1,951,674
		TOTAL	16,222,052
		Transportation - Railroads—0.2%
2,210,000	[3]	Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	2,219,871
		Transportation - Services—0.9%
3,340,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	3,416,051
5,000,000		Ryder System, Inc., Sr. Unsecd. Note, 6.300%, 12/1/2028	5,302,392
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.650%, 3/18/2024	2,992,887
		TOTAL	11,711,330
		Utility - Electric—5.5%
1,760,000		American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	1,751,816
2,810,000		Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	2,737,055
6,000,000		Black Hills Corp., Sr. Unsecd. Note, 5.950%, 3/15/2028	6,226,231
1,875,000	[1]	CenterPoint Energy, Inc., Sr. Unsecd. Note, 6.010% (SOFR +0.650%), 5/13/2024	1,875,102
5,040,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	4,907,112
4,000,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.600%, 3/1/2028	4,117,218
2,800,000		Consumers 23 Securitization Funding LLC, Sec. Fac. Bond, Series A1, 5.550%, 3/1/2028	2,812,590
1,345,000		Electricite de France SA, Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	1,388,277
4,595,000		Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	4,504,965
2,660,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 6.800%, 10/14/2025	2,728,758
8,620,000		EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	8,062,471
4,000,000		Fells Point Funding Trust, Sr. Unsecd. Note, 144A 3.046%, 1/31/2027	3,775,699
3,530,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, Series A, 5.653% (SOFR +0.300%), 6/28/2024	3,527,063
7,370,000	[1]	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series D, 5.675% (SOFR +0.330%), 10/18/2024	7,366,201
1,810,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	1,825,793
3,925,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	4,005,080
1,465,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	1,449,055
5,000,000		Southern Co., Sr. Unsecd. Note, Series 21-A, 0.600%, 2/26/2024	4,982,972
		TOTAL	68,043,458
		Utility - Natural Gas—1.2%
890,000		Enbridge, Inc., Sr. Unsecd. Note, 5.900%, 11/15/2026	914,994
6,950,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	6,986,735
7,500,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 1.000%, 10/12/2024	7,270,393
		TOTAL	15,172,122
		Utility - Other—0.1%
1,645,000		National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	1,694,153
		TOTAL CORPORATE BONDS (IDENTIFIED COST $528,828,385)	526,413,063

Principal Amount or Shares			Value
		U.S. TREASURIES—4.1%
		U.S. Treasury Notes—4.1%
$10,000,000		United States Treasury Note, 4.625%, 10/15/2026	$ 10,144,531
20,000,000		United States Treasury Note, 4.875%, 11/30/2025	20,207,432
20,000,000		United States Treasury Note, 5.000%, 10/31/2025	20,227,344
		TOTAL U.S. TREASURIES (IDENTIFIED COST $50,017,444)	50,579,307
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.4%
		Agency—0.3%
4,000,000	[1]	FNMA - CAS 2023-R08, Series 2023-R08, Class 1M2, 7.821% (30-DAY AVERAGE SOFR +2.500%), 10/25/2043	4,132,998
		Federal Home Loan Mortgage Corporation—1.2%
2,600		FHLMC REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	2,643
11,209		FHLMC REMIC, Series 2647, Class A, 3.250%, 4/15/2032	10,760
3,050		FHLMC REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	3,024
27		FHLMC REMIC, Series 2756, Class NA, 5.000%, 2/15/2024	27
272,701	[1]	FHLMC REMIC, Series 3117, Class FE, 5.760% (30-DAY AVERAGE SOFR +0.414%), 2/15/2036	268,262
31,869	[1]	FHLMC REMIC, Series 3152, Class WF, 5.920% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	31,514
89,157	[1]	FHLMC REMIC, Series 3317, Class F, 5.860% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	87,723
41,451	[1]	FHLMC REMIC, Series 3542, Class NF, 6.210% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	41,333
138,644	[1]	FHLMC REMIC, Series 3556, Class FA, 6.370% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	139,091
9,961,697		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	8,996,523
4,916,114	[1]	FHLMC REMIC, Series KF95, Class AL, 5.718% (30-DAY AVERAGE SOFR +0.374%), 11/25/2030	4,887,624
73,719		FHLMC REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	79,278
		TOTAL	14,547,802
		Federal National Mortgage Association—0.4%
18,479		FNMA REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	18,823
15,934	[1]	FNMA REMIC, Series 2002-52, Class FG, 5.959% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	15,851
2,040		FNMA REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	2,001
64,156	[1]	FNMA REMIC, Series 2006-44, Class FK, 5.889% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	63,509
360,024	[1]	FNMA REMIC, Series 2007-97, Class FE, 5.909% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	355,059
44,406	[1]	FNMA REMIC, Series 2008-69, Class FB, 6.459% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	44,629
99,414	[1]	FNMA REMIC, Series 2009-69, Class F, 6.309% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	99,537
150,561	[1]	FNMA REMIC, Series 2010-74, Class AF, 5.999% (30-DAY AVERAGE SOFR +0.654%), 7/25/2037	148,930
99,394	[1]	FNMA REMIC, Series 2011-17, Class FP, 5.909% (30-DAY AVERAGE SOFR +0.564%), 3/25/2041	98,313
801,381	[1]	FNMA REMIC, Series 2012-1, Class PF, 5.859% (30-DAY AVERAGE SOFR +0.514%), 2/25/2042	785,178
658,435	[1]	FNMA REMIC, Series 2017-24, Class FB, 5.809% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	642,469
3,540,140	[1]	FNMA REMIC, Series 2020-68, Class FB, 5.759% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	3,391,518
6,019	[1]	FNMA, Class FB, 5.959% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	5,975
		TOTAL	5,671,792
		Government National Mortgage Association—0.1%
555,820	[1]	GNMA REMIC, Series 2013-H16, Class FA, 6.000% (CME Term SOFR 1 Month +0.654%), 7/20/2063	553,676
424,867	[1]	GNMA REMIC, Series 2013-H17, Class FA, 6.010% (CME Term SOFR 1 Month +0.664%), 7/20/2063	423,787
		TOTAL	977,463
		Non-Agency Mortgage—0.4%
1,871		Banc of America Mortgage Securities 2003-B, Class 2A2, 5.290%, 3/25/2033	1,745
3,882,590		Chase Mortgage Finance Corp. 2023-1, Class A4, 6.000%, 6/25/2054	3,907,024
2,064		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	1,981
63,227		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.392%, 9/25/2034	45,449
551,174		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	460,975
391,375		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	325,346
7,382		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	7,357
161,982	[1]	Washington Mutual 2006-AR15, Class 1A, 5.897% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	142,353

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$ 170,087	[1]	Washington Mutual 2006-AR17, Class 1A, 4.408% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	$ 136,055
		TOTAL	5,028,285
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $31,625,858)	30,358,340
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.8%
		Commercial Mortgage—1.8%
5,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 6.880% (CME Term SOFR 1 Month +1.547%), 7/15/2035	4,962,740
12,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	11,667,905
6,250,000	[1]	ORL TRUST 2023-GLKS 2023-GLKS, Class A, 7.683% (CME Term SOFR 1 Month +2.350%), 10/15/2028	6,263,714
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $23,578,629)	22,894,359
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
139,304		FHLMC ARM, 4.293%, 3/1/2033	140,338
1,068		FHLMC ARM, 5.349%, 11/1/2030	1,080
		TOTAL	141,418
		Federal National Mortgage Association—0.0%
148,343		FNMA ARM, 4.268%, 8/1/2033	144,540
162,224		FNMA ARM, 4.813%, 5/1/2034	158,991
62,687		FNMA ARM, 4.840%, 4/1/2028	62,042
6,549		FNMA ARM, 4.880%, 10/1/2027	6,488
49,639		FNMA ARM, 6.412%, 5/1/2040	49,469
		TOTAL	421,530
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $575,748)	562,948
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal National Mortgage Association—0.0%
32,504		FNMA, Pool 728568, 6.500%, 10/1/2033	34,138
		Government National Mortgage Association—0.0%
120		GNMA, Pool 423843, 8.500%, 8/15/2026	120
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $34,487)	34,258
		INVESTMENT COMPANIES—3.3%
740,045		Federated Hermes Government Obligations Fund, Premier Shares, 5.26%[4]	740,045
17,534,631		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[4]	17,541,645
4,046,465	[5]	High Yield Bond Core Fund	22,457,882
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $40,632,829)	40,739,572
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $1,259,465,460)	1,242,905,256
		OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	2,502,906
		TOTAL NET ASSETS—100%	$1,245,408,162
At January 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 5-Year Long Futures	800	$86,712,500	March 2024	$1,679,450
The average notional value of long futures contracts held by the Fund throughout the period was $179,384,063. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.

Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2024, were as follows:
Affiliates	Value as of 4/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 1/31/2024	Shares Held as of 1/31/2024	Dividend Income
Bank Loan Core Fund	$5,912,739	$368,182	$(6,312,988)	$1,043,196	$(1,011,129)	$—	—	$368,192
Federated Hermes Government Obligations Fund, Premier Shares*	$1,445,448	$25,663,062	$(26,368,465)	$—	$—	$740,045	740,045	$71,479
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$38,362,130	$460,742,434	$(481,582,146)	$(392)	$19,619	$17,541,645	17,534,631	$1,694,034
High Yield Bond Core Fund	$—	$22,349,386	$—	$108,496	$—	$22,457,882	4,046,465	$95,550
TOTAL OF AFFILIATED TRANSACTIONS	$45,720,317	$509,123,064	$(514,263,599)	$1,151,300	$(991,510)	$40,739,572	22,321,141	$2,229,255

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$723,854	$740,045

4	7-day net yield.
5	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$571,323,409	$0	$571,323,409
Corporate Bonds	—	526,413,063	—	526,413,063
U.S. Treasuries	—	50,579,307	—	50,579,307
Collateralized Mortgage Obligations	—	30,358,340	—	30,358,340
Commercial Mortgage-Backed Securities	—	22,894,359	—	22,894,359
Adjustable Rate Mortgages	—	562,948	—	562,948
Mortgage-Backed Securities	—	34,258	—	34,258
Investment Companies	40,739,572	—	—	40,739,572
TOTAL SECURITIES	$40,739,572	$1,202,165,684	$0	$1,242,905,256
Other Financial Instruments:[1]
Assets	$1,679,450	$—	$—	$1,679,450

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate